Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	9 Months Ended
	Feb. 29, 2024	Jul. 31, 2024
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 1,847
Estimated potential income tax reassessment exposure	$ 74
Pillar Two Of Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Global minimum tax rate percentage		15.00%